Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 2,646	$ 2,481	$ 2,571
Provisions for expected credit losses	209	245	257
Total provisions	$ 2,855	$ 2,726	$ 2,828